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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05646

New Century Portfolios
(Exact name of registrant as specified in charter)

100 William Street, Suite 200 Wellesley, Massachusetts	02481
(Address of principal executive offices)	(Zip code)

Nicole M. Tremblay, Esq.

Weston Financial Group, Inc. 100 William Street, Suite 200 Wellesley, Massachusetts 02481
(Name and address of agent for service)

Registrant's telephone number, including area code:	(781) 235-7055

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2016

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

NEW CENTURY CAPITAL PORTFOLIO
SCHEDULE OF INVESTMENTS
July 31, 2016 (Unaudited)

INVESTMENT COMPANIES - 99.1%	Shares	Value
Large-Cap Funds - 65.2%
American Funds AMCAP Fund - Class A (b)	145,700	$3,917,865
ClearBridge Aggressive Growth Fund - Class I (b)	9,803	2,079,054
DFA U.S. Large Cap Value Portfolio - Institutional Class	20,966	688,099
DFA U.S. Large Company Portfolio - Institutional Class	147,489	2,507,312
Glenmede Large Cap Core Portfolio	192,635	4,413,277
Glenmede Large Cap Growth Portfolio	147,861	3,774,889
iShares Edge MSCI USA Minimum Volatility ETF (a)	63,200	2,963,448
iShares S&P 500 Growth ETF (a)	23,200	2,829,472
iShares S&P 500 Value ETF (a)	27,605	2,632,689
JPMorgan Value Advantage Fund - Institutional Class	129,899	3,859,299
Loomis Sayles Growth Fund - Class Y	256,963	3,209,465
MFS Growth Fund - Class I	51,966	4,037,777
Putnam Equity Income Fund - Class Y	354,423	7,237,313
Sterling Capital Special Opportunities Fund - Institutional Shares	98,875	2,251,377
Vanguard 500 Index Fund - Admiral Shares	31,068	6,238,165
Vanguard Dividend Growth Fund - Investor Shares	320,301	7,632,763
Wells Fargo Advantage Growth Fund - Institutional Class	38,278	1,832,392
		62,104,656
Sector Funds - 15.3%
Fidelity Select Health Care Portfolio	13,147	2,710,422
Financial Select Sector SPDR Fund (a)	125,000	2,955,000
iShares Nasdaq Biotechnology ETF (a)	4,000	1,157,760
iShares U.S. Energy ETF (a)	55,400	2,079,162
Legg Mason Low Volatility High Dividend ETF (a)	40,000	1,150,800
PowerShares Dynamic Pharmaceuticals Portfolio (a)	30,000	2,032,200
T. Rowe Price Global Technology Fund	109,288	1,572,659
Technology Select Sector SPDR Fund (a)	20,000	929,200
		14,587,203
Mid-Cap Funds - 8.6%
Congress Mid Cap Growth Fund - Institutional Class	163,224	2,632,796
iShares S&P Mid-Cap 400 Growth ETF (a)	7,600	1,342,692
John Hancock Disciplined Value Mid Cap Fund - Class I	108,396	2,235,124
SPDR S&P MidCap 400 ETF Trust (a)	7,102	2,015,405
		8,226,017
International Funds - 8.1%
DFA International Core Equity Portfolio - Institutional Class	132,179	1,525,343
JOHCM International Select Fund - Class I	70,246	1,359,969
John Hancock International Growth Fund - Class I	111,885	2,471,531
MFS International Value Fund - Class I	59,806	2,321,062
		7,677,905
Small-Cap Funds - 1.9%
Hodges Small Cap Fund - Institutional Class (b)	14,912	283,174
WisdomTree SmallCap Dividend ETF (a)	20,000	1,497,200
		1,780,374

Total Investment Companies (Cost $71,470,814)		$94,376,155

NEW CENTURY CAPITAL PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 1.0%	Shares	Value
Invesco STIT-STIC Prime Portfolio (The) - Institutional Class, 0.32% (c) (Cost $964,605)	964,605	$964,605

Total Investments at Value - 100.1% (Cost $72,435,419)		$95,340,760

Liabilities in Excess of Other Assets - (0.1%)		(112,354)

Net Assets - 100.0%		$95,228,406

(a)	Exchange-traded fund.
(b)	Non-income producing security.
(c)	The rate shown is the 7-day effective yield as of July 31, 2016.

See accompanying notes to Schedules of Investments.

NEW CENTURY BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
July 31, 2016 (Unaudited)

INVESTMENT COMPANIES - 95.3%	Shares	Value
Large-Cap Funds - 29.2%
American Funds AMCAP Fund - Class A (b)	115,782	$3,113,373
ClearBridge Aggressive Growth Fund - Class I (b)	5,873	1,245,588
DFA U.S. Large Cap Growth Fund - Institutional Class	95,095	1,470,166
iShares Core S&P 500 ETF (a)	16,600	3,624,444
JPMorgan Hedged Equity Fund - Select Class	90,319	1,497,489
JPMorgan Value Advantage Fund - Institutional Class	120,206	3,571,315
MFS Value Fund - Class I	46,674	1,676,546
		16,198,921
Fixed Income/Multi-Sector Bond Funds - 22.0%
BlackRock Strategic Income Opportunities Portfolio - Institutional Shares	134,633	1,318,060
Dodge & Cox Income Fund	190,632	2,644,065
Goldman Sachs Emerging Markets Debt Fund - Institutional Shares	98,377	1,271,032
Loomis Sayles Bond Fund - Institutional Class	148,371	2,056,425
PIMCO Income Fund - Institutional Class	208,182	2,494,023
Western Asset Core Plus Bond Fund - Class I	199,182	2,386,195
		12,169,800
International Funds - 15.4%
Dodge & Cox International Stock Fund	11,040	408,037
First Eagle Global Fund - Class A	43,159	2,450,997
Harding, Loevner International Equity Portfolio - Institutional Class	121,756	2,247,620
iShares Edge MSCI EAFE Minimum Volatility ETF (a)	10,000	678,100
JOHCM International Select Fund - Class I	12,912	249,983
John Hancock International Growth Fund - Class I	71,990	1,590,268
Lazard Global Listed Infrastructure Portfolio - Institutional Shares	65,490	926,681
		8,551,686
Sector Funds - 10.2%
Consumer Staples Select Sector SPDR Fund (a)	16,500	902,385
Fidelity Select Health Care Portfolio	5,576	1,149,631
Putnam Absolute Return 500 Fund - Class Y	49,794	538,275
SPDR S&P Regional Banking ETF (a)	25,000	1,002,500
Vanguard Global Minimum Volatility Fund - Admiral Shares	63,687	1,563,516
Vanguard Market Neutral Fund - Investor Shares	40,258	479,066
		5,635,373
Mid-Cap Funds - 8.4%
John Hancock Disciplined Value Mid Cap Fund - Class I	76,971	1,587,141
SPDR S&P MidCap 400 ETF Trust (a)	10,780	3,059,148
		4,646,289
Convertible Bond Funds - 4.8%
AllianzGI Convertible & Income Fund II (c)	160,600	929,874
AllianzGI Convertible Fund - Institutional Class	55,971	1,711,591
		2,641,465
High Yield Bond Funds - 2.8%
Loomis Sayles Institutional High Income Fund	132,393	875,120
VanEck Vectors Fallen Angel High Yield Bond ETF (a)	25,000	704,000
		1,579,120

NEW CENTURY BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

INVESTMENT COMPANIES - 95.3% (Continued)	Shares	Value
Small-Cap Funds - 2.5%
Brown Capital Management Small Company Fund - Institutional Class (b)	7,184	$541,912
iShares S&P Small-Cap 600 Value ETF (a)	6,700	822,358
		1,364,270

Total Investment Companies (Cost $43,178,058)		$52,786,924

STRUCTURED NOTES - 4.2%	Par Value	Value
BNP Paribas Return Enhanced Notes Linked to the Performance of PowerShares S&P 500 Low Volatility Portfolio, due 03/31/2017 (b)	$750,000	$1,082,729
JPMorgan Chase & Co., Certificates of Deposit Linked to the JPMorgan Efficiente Plus DS 5 Index, due 06/23/2020 (b)	1,250,000	1,263,500
Total Structured Notes (Cost $2,000,000)		$2,346,229

MONEY MARKET FUNDS - 0.7%	Shares	Value
Invesco STIT-STIC Prime Portfolio (The) - Institutional Class, 0.32% (d) (Cost $363,892)	363,892	$363,892

Total Investments at Value - 100.2% (Cost $45,541,950)		$55,497,045

Liabilities in Excess of Other Assets - (0.2%)		(88,891)

Net Assets - 100.0%		$55,408,154

(a)	Exchange-traded fund.
(b)	Non-income producing security.
(c)	Closed-end fund.
(d)	The rate shown is the 7-day effective yield as of July 31, 2016.

See accompanying notes to Schedules of Investments.

NEW CENTURY INTERNATIONAL PORTFOLIO
SCHEDULE OF INVESTMENTS
July 31, 2016 (Unaudited)

INVESTMENT COMPANIES - 97.8%	Shares	Value
Europe Funds - 36.3%
Columbia European Equity Fund - Class A	208,873	$1,290,838
DFA Continental Small Company Fund - Institutional Class	24,166	515,703
Franklin Mutual European Fund - Class A	124,241	2,217,698
Invesco European Growth Fund - Class Y	56,754	1,943,821
iShares MSCI Eurozone ETF (a)	15,000	507,450
iShares MSCI France ETF (a)	20,000	479,000
iShares MSCI Germany ETF (a)	67,600	1,733,940
iShares MSCI Ireland Capped ETF (a)	10,000	373,000
iShares MSCI Sweden Index Fund (a)	22,000	616,660
iShares MSCI Switzerland Capped ETF (a)	40,600	1,226,526
iShares MSCI United Kingdom ETF (a)	125,146	1,952,278
T. Rowe Price European Stock Fund	74,342	1,362,697
WisdomTree Europe Hedged Equity Fund (a)	22,000	1,164,900
		15,384,511
Diversified Funds - 36.0%
DFA International Small Cap Value Portfolio - Institutional Class	26,611	503,205
Dodge & Cox International Stock Fund	11,003	406,685
Harbor International Fund - Institutional Class	10,964	671,519
iShares Edge MSCI EAFE Minimum Volatility ETF (a)	8,500	576,385
iShares Edge MSCI Minimum Volatility Global ETF (a)	10,000	777,600
Ivy International Core Equity Fund - Class I	55,691	922,796
JOHCM International Select Fund - Class I	84,372	1,633,449
John Hancock International Growth Fund - Class I	117,269	2,590,482
MFS International Value Fund - Class I	73,799	2,864,144
Oakmark International Fund - Class I	99,263	2,051,770
Oppenheimer International Small-Mid Company Fund - Class I	28,620	1,093,016
Templeton Institutional Foreign Smaller Companies Series	56,368	1,178,654
		15,269,705
Asia/Pacific Funds - 21.3%
Deutsche X-trackers MSCI Japan Hedged Equity ETF (a)	25,000	795,500
iShares MSCI Australia ETF (a)	30,100	628,789
Matthews China Dividend Fund - Investor Class	41,564	583,146
Matthews India Fund - Investor Class	34,821	980,559
Matthews Japan Fund - Institutional Class (b)	174,623	3,581,528
Matthews Pacific Tiger Fund - Investor Class	98,135	2,490,677
		9,060,199
Diversified Emerging Markets Funds - 4.2%
DFA Emerging Markets Core Equity Fund - Institutional Class	44,457	802,451
William Blair Emerging Markets Small Cap Growth Fund - Class I (b)	63,152	992,113
		1,794,564

Total Investment Companies (Cost $37,278,385)		$41,508,979

NEW CENTURY INTERNATIONAL PORTFOLIO
SCHEDULE OF INVESTMENTS
July 31, 2016 (Continued)

MONEY MARKET FUNDS - 2.3%	Shares	Value
Invesco STIT-STIC Prime Portfolio (The) - Institutional Class, 0.32% (c) (Cost $960,519)	960,519	$960,519

Total Investments at Value - 100.1% (Cost $38,238,904)		$42,469,498

Liabilities in Excess of Other Assets - (0.1%)		(43,107)

Net Assets - 100.0%		$42,426,391

(a)	Exchange-traded fund.
(b)	Non-income producing security.
(c)	The rate shown is the 7-day effective yield as of July 31, 2016.

See accompanying notes to Schedules of Investments.

NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
SCHEDULE OF INVESTMENTS
July 31, 2016 (Unaudited)

INVESTMENT COMPANIES - 93.1%	Shares	Value
Long/Short Equity Funds - 20.0%
AQR Long-Short Equity Fund - Class I	404,190	$5,145,338
Boston Partners Long/Short Research Fund - Institutional Class (b)	357,075	5,370,411
Vanguard Market Neutral Fund - Investor Shares	273,817	3,258,428
Weitz Partners III Opportunity Fund - Institutional Class (b)	179,690	2,537,217
		16,311,394
Arbitrage Funds - 17.0%
Calamos Market Neutral Income Fund - Class A	335,169	4,387,359
Kellner Merger Fund - Institutional Class	307,917	3,162,308
Touchstone Merger Arbitrage Fund - Institutional Class (b)	341,006	3,785,170
Vivaldi Merger Arbitrage Fund - Class I	247,383	2,575,262
		13,910,099
Global Macro Funds - 15.6%
BlackRock Multi-Asset Income Fund - Institutional Shares	229,910	2,473,836
First Eagle Global Fund - Class A	76,187	4,326,654
Franklin Mutual Global Discovery Fund - Class Z	70,522	2,135,393
John Hancock Global Absolute Return Strategies Fund - Class I	379,522	3,783,837
		12,719,720
Managed Futures Funds - 12.9%
361 Managed Futures Strategy Fund - Class I (b)	401,936	4,545,897
AQR Managed Futures Strategy Fund - Class I	329,213	3,436,983
ASG Managed Futures Strategy Fund - Class Y	229,453	2,556,107
		10,538,987
Natural Resources Funds - 7.4%
Alerian MLP ETF (a)	75,000	962,250
ETRACS Alerian MLP Infrastructure Index ETN (e)	15,791	441,516
First Eagle Gold Fund - Class I (b)	31,520	684,606
Oppenheimer SteelPath MLP Select 40 Fund - Class Y (b)	240,719	2,308,494
SPDR Gold Shares (a) (b) (c)	4,800	619,104
Tortoise MLP & Pipeline Fund - Institutional Class	80,217	1,019,558
		6,035,528
Asset Allocation Funds - 6.9%
Berwyn Income Fund	337,708	4,609,710
FPA Crescent Fund	32,448	1,034,114
		5,643,824
High Yield/Fixed Income Funds - 5.1%
PIMCO Income Fund - Institutional Class	170,585	2,043,605
Templeton Global Bond Fund - Class A	11,729	132,069
Templeton Global Income Fund (d)	306,500	1,983,055
		4,158,729
Real Estate Funds - 4.9%
CBRE Clarion Global Real Estate Income Fund (d)	97,500	854,100
Vanguard REIT ETF (a)	9,500	878,275
Versus Capital Multi-Manager Real Estate Income Fund - Class I (f)	65,458	1,798,790
Voya Global Real Estate Fund - Class I	23,794	512,051
		4,043,216

NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

INVESTMENT COMPANIES - 93.1% (Continued)	Shares	Value
Option Hedged Funds - 3.3%
BlackRock Enhanced Equity Dividend Trust (d)	105,000	$845,250
JPMorgan Hedged Equity Fund - Select Class	113,369	1,879,662
		2,724,912

Total Investment Companies (Cost $68,894,333)		$76,086,409

STRUCTURED NOTES - 5.3%	Par Value	Value
JPMorgan Chase & Co., 5 Year Dual Directional Notes Linked to the S&P 500 Index, due 03/31/2021 (b)	$900,000	$923,400
JPMorgan Chase & Co., Certificates of Deposit Linked to the JPMorgan Efficiente Plus DS 5 Index, due 06/23/2020 (b)	1,600,000	1,617,280
JPMorgan Chase & Co., Dual Directional Contingent Buffered Return Enhanced Notes Linked to the EURO STOXX 50 Index, due 12/14/2016 (b)	1,800,000	1,764,540
Total Structured Notes (Cost $4,300,000)		$4,305,220

MONEY MARKET FUNDS - 1.6%	Shares	Value
Invesco STIT-STIC Prime Portfolio (The) - Institutional Class, 0.32% (g) (Cost $1,312,308)	1,312,308	$1,312,308

Total Investments at Value – 100.0% (Cost $74,506,641)		$81,703,937

Other Assets in Excess of Liabilities - 0.0% (h)		49,914

Net Assets - 100.0%		$81,753,851

(a)	Exchange-traded fund.
(b)	Non-income producing security.
(c)	For Federal tax purposes, structured as a grantor trust.
(d)	Closed-end fund.
(e)	Exchange-traded note.
(f)	Continuously offered closed-end interval fund.
(g)	The rate shown is the 7-day effective yield as of July 31, 2016.
(h)	Percentage rounds to less than 0.1%.

See accompanying notes to Schedules of Investments.

NEW CENTURY PORTFOLIOS
NOTES TO SCHEDULES OF INVESTMENTS
July 31, 2016 (Unaudited)

1. Investment Valuation

Investments in shares of other open-end investment companies held by New Century Capital Portfolio, New Century Balanced Portfolio, New Century International Portfolio and New Century Alternative Strategies Portfolio (together, the “Portfolios” and each, a “Portfolio”) are valued at their net asset value as reported by such companies. The net asset value as reported by open-end investment companies may be based on fair value pricing; to understand the fair value pricing process used by such companies, consult their most current prospectus. The Portfolios may also invest in closed-end investment companies, exchange-traded funds (“ETFs”), and to a certain extent, directly in securities when the Adviser deems it appropriate. Investments in closed-end investment companies, ETFs and direct investments in securities are valued at market prices, as described in the paragraph below.

Investments in securities traded on a national securities exchange or included in NASDAQ are generally valued at the last reported sales price, the closing price or the official closing price; and securities traded in the over-the-counter market and listed securities for which no sale is reported on that date are valued at the last reported bid price. It is expected that fixed income securities will ordinarily be traded in the over-the-counter market. When market quotations are not readily available, fixed income securities may be valued on the basis of prices provided by an independent pricing service. Other assets and securities for which no quotations are readily available or for which quotations the Adviser believes do not reflect market value are valued at their fair value as determined in good faith by the Adviser under the procedures established by the Board of Trustees, and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Factors considered in determining the value of portfolio investments subject to fair value determination include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; infrequency of sales; thinness of market; the size of reported trades; a temporary lapse in the provision of prices by any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading.

Accounting principles generally accepted in the United States of America (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Portfolios’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

Structured notes held by New Century Balanced and New Century Alternative Strategies Portfolios are typically classified as Level 2 since the values for such securities are customarily based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities, underlying index values and interest rates, among other factors.

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level of the fair value hierarchy within which the fair value measurement of that security is determined to fall in its entirety is the lowest level input that is significant to the fair value measurement.

NEW CENTURY PORTFOLIOS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Portfolios’ investments as of July 31, 2016 by security type:

	Level 1	Level 2	Level 3	Total
New Century Capital Portfolio

Investment Companies	$94,376,155	$-	$-	$94,376,155
Money Market Funds	964,605	-	-	964,605
Total	$95,340,760	$-	$-	$95,340,760

New Century Balanced Portfolio

Investment Companies	$52,786,924	$-	$-	$52,786,924
Structured Notes	-	2,346,229	-	2,346,229
Money Market Funds	363,892	-	-	363,892
Total	$53,150,816	$2,346,229	$-	$55,497,045

New Century International Portfolio

Investment Companies	$41,508,979	$-	$-	$41,508,979
Money Market Funds	960,519	-	-	960,519
Total	$42,469,498	$-	$-	$42,469,498

New Century Alternative Strategies Portfolio

Investment Companies	$76,086,409	$-	$-	$76,086,409
Structured Notes	-	4,305,220	-	4,305,220
Money Market Funds	1,312,308	-	-	1,312,308
Total	$77,398,717	$4,305,220	$-	$81,703,937

Refer to each Portfolio’s Schedule of Investments for a listing of the securities using Level 1 and Level 2 inputs. As of July 31, 2016, the Portfolios did not have any transfers into and out of any Level. In addition, the Portfolios did not have derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of July 31, 2016. It is the Portfolios’ policy to recognize transfers into and out of any Level at the end of the reporting period.

2. Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses on securities sold are determined on a specific identification method.

NEW CENTURY PORTFOLIOS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

3. Federal Income Tax

The following information is computed on a tax basis for each item as of July 31, 2016:
	New Century Capital Portfolio	New Century Balanced Portfolio	New Century International Portfolio	New Century Alternative Strategies Portfolio

Cost of portfolio investments	$72,537,590	$45,727,590	$38,420,528	$74,658,623

Gross unrealized appreciation	$23,036,761	$10,122,330	$5,442,950	$8,207,033

Gross unrealized depreciation	(233,591)	(352,875)	(1,393,980)	(1,161,719)

Net unrealized appreciation	$22,803,170	$9,769,455	$4,048,970	$7,045,314

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for each Portfolio is due to certain timing differences in the recognition of capital losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

4. Investment in Other Investment Companies

The Portfolios are funds of funds which invest primarily in the shares of registered open-end and closed-end investment companies, including ETFs. Thus, each Portfolio is affected by the performance of those companies. Investing in investment companies does not eliminate investment risk.

Closed-end investment companies and ETFs trade on securities exchanges, and the market price for which such securities trade may not correspond exactly with the net asset value of the investment company. In addition, a closed-end investment company may trade infrequently, with small volume and at a discount to the net asset value, which may affect the Portfolio’s ability to sell shares of such company at a reasonable price. Further, ETFs which hold stocks included in a particular index will not be able to perfectly replicate the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the Portfolios incur additional indirect expenses due to acquired fund fees and other costs to the extent they invest in shares of other investment companies.

Item 2. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	New Century Portfolios

By (Signature and Title)*		/s/ Nicole M. Tremblay
Nicole M. Tremblay, President

Date	September 15, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Nicole M. Tremblay
Nicole M. Tremblay, President

Date	September 15, 2016

By (Signature and Title)*		/s/ Stephen G. DaCosta
Stephen G. DaCosta, Treasurer and Principal Financial Officer

Date	September 15, 2016

*	Print the name and title of each signing officer under his or her signature.